Related party transactions	12 Months Ended
Sep. 30, 2025
Related party transactions [abstract]
Related party transactions	Related party transactions
The Company is controlled by the Founder of CGI and Co-Chair of the Board of Directors.
During the year ended September 30, 2024, the Company entered into a share repurchase and share conversion transactions with related parties, as described in Note 19.
a) Transactions with subsidiaries and other related parties
Balances and transactions between the Company and its subsidiaries have been eliminated on consolidation. The Company owns 100% of the equity interests of its principal subsidiaries.
The Company’s principal subsidiaries whose revenues, based on the geographic delivery model, represent more than 3% of the consolidated revenues are as follows:

Name of subsidiary	Country of incorporation
CGI Technologies and Solutions Inc.	United States
CGI France SAS	France
CGI Federal Inc.	United States
CGI IT UK Limited	United Kingdom
CGI Information Systems and Management Consultants Inc.	Canada
Conseillers en gestion et informatique CGI inc.	Canada
CGI Deutschland B.V. & Co. KG	Germany
CGI Information Systems and Management Consultants Private Limited	India
CGI Sverige AB	Sweden
CGI Suomi Oy	Finland
CGI Nederland B.V.	Netherlands
b) Compensation of key management personnel
Compensation of key management personnel, currently defined as the executive officers and the Board of Directors of the Company, was as follows for the year ended September 30:

	2025	2024
	$	$
Short-term employee benefits	30,043	31,076
Share-based payments	37,002	40,209